Organization and Business Background (Details Narrative)	Dec. 31, 2018	Mar. 31, 2018	Sep. 04, 2017
Quest HK Limited [Member]
Ownership interest	100.00%	100.00%
Quest Masteryasia Group Sdn. Bhd [Member]
Ownership interest	100.00%	100.00%
Questcorp Australia Pty. Ltd [Member]
Ownership interest			51.00%